Restricted cash	12 Months Ended
Dec. 31, 2019
Restricted cash
Restricted cash
4. Restricted cash
To meet the requirements of specific business operations, primarily including secured deposits held in designated bank accounts for issuance of bank acceptance and letter of guarantee, the Group held restricted cash of RMB4,110,210,
RMB3,239,613 and RMB2,940,859 as of December

31, 2017, 2018 and 2019, respectively.